Note 12 - Commitments	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of commitments [text block]
12.	COMMITMENTS

Flow-through expenditures

The Company issued flow-through shares and any resulting flow-through share premium was recorded as a flow-through premium liability. The liability is subsequently reduced when the required exploration expenditures are made, and accordingly, a recovery of flow-through premium liability is then recorded in profit or loss.

During the year ended March 31, 2024, the Company raised $1,109,268 through the issuance of flow-through private placement and is committed to spend this amount on qualifying Canadian exploration expenditures by December 31, 2025. As of December 31, 2024, the Company has fulfilled $1,109,268 of the required flow-through spending obligation.

During the nine months ended December 31, 2024, the Company raised $7,536,379 through the issuance of flow-through and charitable flow-through private placements and is committed to spend this amount on qualifying Canadian exploration expenditures by December 31, 2025. As of December 31, 2024, the Company has fulfilled $108,463 of the required flow-through spending obligation and as such the commitment has been reduced to $7,427,916. See Note 7.

The flow-through premium liability is comprised of:

	December 31, 2024	March 31, 2024

Balance, opening	$11,666	$-
Addition	1,420,762	20,143
Recovery of flow-through premium liability	(15,916)	(8,477)

Balance, closing	$1,416,512	$11,666

During the three months and nine months ended December 31, 2024, the Company has recognized a recovery of flow-through premium liability of $764 and $$15,916 in profit or loss, respectively.